Promissory Notes - Schedule of Secured Notes Payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Balance owing	$ 367,058	$ 267,881
Less amounts due within one year	(367,058)	(267,881)
Long-term portion